COMMON STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMON STOCK OPTIONS

On February 11, 2011, the Company adopted its 2011 Equity Incentive Plan (“the Plan”) under which 6,475,750 shares of common stock are reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the Board of Directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

In connection the Merger, the Company exchanged issued and outstanding stock options in FPI for stock options in FPM with substantially the same terms.  Pursuant to the Merger, the shares of FPI were modified for the exchange ratio of 3 for 2 whereby the exchange ratio was applied to the original exercise price of the option and the common shares underlying the option.  In connection with this modification to the terms of the stock options, the Company recorded a one-time charge of $1,351,452 to stock option expense.

In May 2011, prior to the Merger, the Company granted Johan (Thijs) Spoor, the Company’s CEO, options to purchase 400,000, shares of common stock in the Company at $0.75 per share (aggregate fair value of $200,763). Mr. Spoor’s options will vest annually over four (4) years.  These options were adjusted for the exchange ratio and post merger the options are exercisable into 600,000 shares of common stock at $0.50 (aggregate fair value of $671,520) per share with one-quarter vesting annually.

Additionally, in May 2011, the Company issued 450,000 shares of common stock as a cashless exercise of 900,000 Stock Options.  Immediately following the Merger, FPM issued 161,250 shares of common stock in the cashless exercise of 215,000 (pre-merger FluoroPharma, Inc. options) options issued to a director of the Company.

The following is a summary of all common stock option activity during the two years ended June 30, 2011:

	Shares Under	Weighted Average
	Options Outstanding	Exercise Price

Outstanding at December 31, 2009	2,983,000	$0.61
Options granted	460,000	0.75
Options forfeited	-	-
Options exercised	-	-
Outstanding at December 31, 2010	4,616,000	$0.47
Options granted	600,000	0.50
Options forfeited	-
Options exercised	(1,115,000)	$0.47
Outstanding at June 30, 2011	4,101,000	$0.41

		Weighted Average Exercise
	Options Exercisable	Price per Share
Exercisable at December 31, 2010	3,101,000	$0.57
Exercisable at June 30, 2011	2,736,000	$0.62

The following represents additional information related to common stock options outstanding and exercisable at June 30, 2011:

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise Price	Number of	Contract Life	Exercise	Number of	Exercise
Price	Shares	in Years	Price	Shares	Price

$0.13	315,000	2.29	$0.13	315,000	$0.13
$0.17	885,000	7.10	$0.17	630,000	$0.17
$0.50	1,680,000	5.70	$0.50	570,000	$0.50
$0.67	318,000	1.51	$0.67	318,000	$0.67
$0.95	573,000	5.36	$0.95	573,000	$0.95
$1.17	165,000	7.05	$1.17	165,000	$1.17
$1.33	165,000	7.35	$1.33	165,000	$1.33
	4,101,000	5.74	$0.54	2,736,000	$0.58

The weighted average remaining contractual term for fully vested share options (exercisable, above) and options expected to vest (outstanding, above) is 1.07 and 8.15 years.  The aggregate intrinsic value of all of the Company’s options is $2,083,000.

During the six months ended June 30, 2011, 737,500 shares were exercised pursuant to the Merger in exchange for shares of common stock of FPM.

A summary of the status of the Company’s non-vested stock options as of June 30, 2011 and changes is presented below:

Non-vested Stock Options	Shares	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2010	1,890,000	$1.15
Options granted	600,000	1.11
Options vested	(1,125,000)	1.18
Options forfeited	-	-
Non-vested at June 30, 2011	1,365,000	$1.13

As of June 30, 2011, there was approximately $1,297,730 of unrecognized compensation cost related to non-vested options. Weighted average period of non-vested stock options was 8.74 years as of June 30, 2011.

The Company used the Black-Scholes option price calculation to value the options granted in 2011 in connection with the merger transaction, using the following assumptions: risk-free rate of 3.90%; volatility of 117%; average term of five (5) years and exercise price of options granted. See Note 3, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

On January 1, 2004, the Company adopted its Equity Incentive Plan (“the Plan”) under which 3,000,000 shares of common stock are reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the Board of Directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

In 2010, the Company granted Johan (Thijs) Spoor and Boyan Goumnerov options to purchase 400,000 and 60,000, respectively, shares of common stock in the Company at $0.75 per share (aggregate fair value of $237,115). Of Mr. Spoors options, 100,000 vested immediately, and the remaining 300,000 vest when certain milestones are met. Dr. Goumnerov’s options, 20,000 vested immediately, the remaining options will vest annually over the next two years.

In 2009, the Company granted to employees, board members and consultants options to purchase 1,590,000 shares of Class A common stock at an exercise price of $0.25 (aggregate fair value of $307,347, of which $131,446 was expensed in 2009). These options have a ten year term and certain options include contingent vesting provisions, and will be expensed when they vest. Additionally, options to purchase 95,000 shares of Class A common stock with a fair value of $18,364 were issued in connection with certain liability settlements (see Note 6).

The following is a summary of all common stock option activity during the two years ended December 31, 2010:

	Shares Under Options Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2008	1,738,000	$1.28
Options granted	1,685,000	0.25
Options forfeited	(440,000)	1.95
Options exercised	-	-
Outstanding at December 31, 2009	2,983,000	$0.61
Options granted	460,000	.75
Options forfeited	-	-
Options exercised	-	-
Outstanding at December 31, 2010	3,443,000	$0.75

		Weighted Average Exercise
	Options Exercisable	Price per Share

Exercisable at December 31, 2009	1,933,000	$0.80
Exercisable at December 31, 2010	2,283,000	$0.75

The following represents additional information related to common stock options outstanding and exercisable at December 31, 2009:

	Outstanding			Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

$0.20	210,000	1.32	$0.20	210,000	$0.20
$0.25	1,705,000	8.40	$0.25	885,000	$0.25
$0.75	720,000	5.38	$0.75	380,000	$0.75
$1.00	212,000	2.00	$1.00	212,000	$1.00
$1.43	376,000	6.07	$1.43	376,000	$1.43
$1.75	110,000	7.06	$1.75	110,000	$1.75
$1.99	110,000	7.92	$1.99	110,000	$1.99
	2,983,000	6.38	$0.63	2,283,000	$0.75

The weighted average remaining contractual term for fully vested share options (exercisable, above) and options expected to vest (outstanding, above) is 1.32 and 7.92 years. The aggregate intrinsic value of all of the Company’s options is $2,511,622.

There were no options exercised during the twelve months ending December 31, 2010; therefore there was no intrinsic value of options exercised and no related tax benefits were realized. The total fair value of shares vested during the twelve months ending December 31, 2010 and 2009 was $86,985 and $211,997, respectively.

A summary of the status of the Company’s non-vested stock options as of December 31, 2009 and changes during the year ended December 31, 2010 is presented below:

Non-vested Stock Options	Shares	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2008	477,500	$1.89
Options granted	1,685,000	0.19
Options vested	(672,500)	0.28
Options forfeited	(440,000)	1.89
Non-vested at December 31, 2009	1,050,000	$0.19
Options granted	460,000	-
Options vested	350,000	$0.19
Options forfeited	-	-
Non-vested at December 31, 2010	1,160,000	$0.19

As of December 31, 2010, there was approximately $333,675 of unrecognized compensation cost related to non-vested options. Weighted average period of non-vested stock options was 9.18 years as of December 31, 2010.

The Company used the Black-Scholes option price calculation to value the options granted in 2010 and 2009 using the following assumptions: risk-free rate of 2.43% and 3.24%; volatility of 70% to 134%; actual term and exercise price of options granted. See Note 3, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”